Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Leases [Line Items]
Lease term	1 year
Operating lease expenses	$ 515,034	$ 598,993	$ 727,777
Short-term lease expenses	$ 225,356	$ 55,567	$ 6,702
Minimum [Member]
Leases [Line Items]
Lease term	3 months
Maximum [Member]
Leases [Line Items]
Lease term	41 months